UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
July 31, 2017

AC Alternatives Income - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 18.6%
Air Freight and Logistics — 0.4%
CH Robinson Worldwide, Inc.(1)	14,509	951,790
Automobiles — 0.6%
General Motors Co.	39,363	1,416,281
Beverages — 0.6%
PepsiCo, Inc.	13,157	1,534,238
Biotechnology — 1.1%
AbbVie, Inc.	22,624	1,581,644
Amgen, Inc.(1)	2,717	474,144
Gilead Sciences, Inc.	6,928	527,151
		2,582,939
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	30,988	1,302,735
Communications Equipment — 0.6%
Cisco Systems, Inc.	44,321	1,393,895
Containers and Packaging — 0.7%
Packaging Corp. of America	4,864	532,511
Sonoco Products Co.	25,708	1,246,324
		1,778,835
Distributors — 0.2%
Genuine Parts Co.	4,745	402,993
Electrical Equipment — 0.6%
Hubbell, Inc., Class B	11,376	1,351,355
Equity Real Estate Investment Trusts (REITs) — 4.5%
AIMS AMP Capital Industrial REIT	346,800	368,514
CapitaLand Retail China Trust	396,200	485,328
Care Capital Properties, Inc.	15,893	384,929
CBL & Associates Properties, Inc.	41,000	360,390
Charter Hall Retail REIT	83,900	275,192
Colony NorthStar, Inc., Class A	16,300	238,632
Cominar Real Estate Investment Trust	29,006	305,706
DDR Corp.	40,039	407,997
Dream Global Real Estate Investment Trust	63,644	524,262
Eurocommercial Properties NV	14,947	604,878
Folkestone Education Trust	85,755	174,254
Fortune Real Estate Investment Trust	453,000	566,047
Frasers Centrepoint Trust	180,700	280,021
Frasers Logistics & Industrial Trust	480,900	388,581
Intervest Offices & Warehouses NV	14,827	400,103
Invesco Office J-Reit, Inc.	418	406,834
Kite Realty Group Trust	23,467	481,778
LaSalle Hotel Properties	16,067	474,619
Mercialys SA	28,583	578,605
MGM Growth Properties LLC, Class A	9,700	290,321
OneREIT	160,649	478,049
RioCan Real Estate Investment Trust	12,046	232,756
Sabra Health Care REIT, Inc.	12,200	283,040
STORE Capital Corp.	12,103	283,089

Sunlight Real Estate Investment Trust	637,500	419,515
Vicinity Centres	207,825	457,215
Wereldhave NV	12,500	605,514
		10,756,169
Food and Staples Retailing — 0.6%
Sysco Corp.	26,930	1,417,057
Food Products — 0.2%
Bunge Ltd.	6,833	535,639
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories(1)	32,553	1,600,957
Health Care Providers and Services — 0.2%
Cardinal Health, Inc.(1)	7,652	591,194
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp.	8,411	561,687
Household Durables — 0.2%
Whirlpool Corp.	2,681	476,896
Leisure Products — 0.2%
Polaris Industries, Inc.	5,481	491,426
Machinery — 0.8%
Cummins, Inc.	3,191	535,769
PACCAR, Inc.(1)	20,725	1,418,626
		1,954,395
Metals and Mining — 0.6%
Nucor Corp.(1)	24,545	1,415,510
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc.	15,700	283,071
Blackstone Mortgage Trust, Inc., Class A	15,220	469,841
MFA Financial, Inc.	32,800	278,472
Starwood Property Trust, Inc.	21,491	473,662
Two Harbors Investment Corp.	19,400	191,866
Western Asset Mortgage Capital Corp.	23,306	242,149
		1,939,061
Multiline Retail — 0.2%
Target Corp.	9,502	538,478
Oil, Gas and Consumable Fuels — 0.2%
Marathon Petroleum Corp.(1)	9,811	549,318
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	8,921	507,605
Johnson & Johnson	12,326	1,635,907
		2,143,512
Road and Rail — 0.2%
Union Pacific Corp.	4,366	449,523
Semiconductors and Semiconductor Equipment — 1.2%
Intel Corp.	37,726	1,338,141
KLA-Tencor Corp.	15,980	1,480,228
		2,818,369
Software — 0.6%
Microsoft Corp.	19,397	1,410,162
Specialty Retail — 0.5%
American Eagle Outfitters, Inc.	30,963	366,602
Penske Automotive Group, Inc.	8,814	383,762
Williams-Sonoma, Inc.	10,024	465,414
		1,215,778

Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	12,505	589,485
VF Corp.	9,467	588,753
		1,178,238
Transportation Infrastructure†
CHC Group LLC (Ordinary Membership Interest)(2)	1,954	22,959
TOTAL COMMON STOCKS (Cost $42,826,654)		44,781,389
ASSET-BACKED SECURITIES(3) — 14.2%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	81,772
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20(4)	500,000	506,070
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 1.55%, 8/25/17	203,689	200,498
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(4)	926,625	926,508
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(4)	260,667	259,288
CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	300,000	301,192
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	750,000	756,193
CLI Funding V LLC, Series 2013-2A, Class NOTE SEQ, 3.22%, 6/18/28(4)	314,102	311,915
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(4)	973,113	974,048
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(4)	430,363	431,002
CLI Funding VI LLC, Series 2017-1A, Class A SEQ, 3.62%, 5/18/42(4)	490,499	490,444
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(4)	498,750	511,443
CPS Auto Receivables Trust, Series 2013-A, Class E, 6.41%, 6/15/20(4)	53,813	54,295
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(4)	250,000	252,251
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(4)	370,000	373,838
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(4)	207,000	211,890
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(4)	750,000	767,666
CPS Auto Trust, Series 2017-A, Class D, 4.61%, 12/15/22(4)	500,000	515,350
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(4)	727,375	724,524
Dell Equipment Finance Trust, Series 2015-1, Class D, 2.84%, 9/22/20(4)	600,000	601,487
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(4)	550,000	556,998
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(4)	300,000	307,104
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(4)	380,000	387,716
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(4)	1,000,000	1,026,224
DT Auto Owner Trust, Series 2016-2A, Class C, 3.67%, 1/18/22(4)	295,000	298,665
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(4)	400,000	410,480
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/22(4)	1,000,000	1,004,663
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(4)	1,210,000	1,234,821
Exeter Automobile Receivables Trust, Series 2015-2A, Class A SEQ, 1.54%, 11/15/19(4)	13,615	13,611
Flagship Credit Auto Trust, Series 2014-2, Class B, 2.84%, 11/16/20(4)	357,000	359,113
Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20(4)	132,000	133,453
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(4)	250,000	252,067
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(4)	800,000	812,850
Flagship Credit Auto Trust, Series 2016-2, Class C, 6.22%, 9/15/22(4)	640,000	687,501
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(4)	201,250	199,173
Global SC Finance II SRL, Series 2013-2A, Class A SEQ, 3.67%, 11/17/28(4)	624,667	632,707
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19%, 7/17/29(4)	973,700	964,450
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(4)	976,500	964,070
Global SC Finance IV Ltd., Series 2017-1A, Class A SEQ, 3.85%, 4/15/37(4)	979,306	997,090
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(4)	812,400	872,572
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(4)	600,000	601,914
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(4)	1,500,000	1,535,965
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(4)	1,184,206	1,190,633
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(4)	360,845	361,675
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(4)	685,000	699,757

OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(4)	1,000,000	1,045,062
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(4)	475,000	491,795
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.02%, 4/15/22	500,000	515,449
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class B, 2.39%, 11/20/29(4)	254,159	254,143
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 8/20/17(4)	100,623	100,426
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(4)	1,000,000	1,017,929
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(4)	600,000	605,241
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(4)	130,000	131,209
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(4)	516,792	517,973
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(4)	220,000	219,748
Textainer Marine Containers V Ltd., Series 2017-1A, Class A SEQ, 3.72%, 5/20/42(4)	438,963	445,056
Triton Container Finance VI LLC, Series 2017-1A, Class A SEQ, 3.52%, 6/20/42(4)	794,162	797,261
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(4)	495,782	490,969
VOLT LIX LLC, Series 2017-NPL6, Class A1 SEQ, 3.25%, 5/25/47(4)	992,341	996,020
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/47(4)	817,529	822,576
TOTAL ASSET-BACKED SECURITIES (Cost $33,834,476)		34,207,803
BANK LOAN OBLIGATIONS(5) — 11.7%
Aerospace and Defense — 0.8%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 4.98%, 7/7/22	462,882	467,800
Jazz Acquisition, Inc., 1st Lien Term Loan, 4.80%, 6/19/21	246,624	240,253
Sequa Mezzanine Holdings L.L.C., 1st Lien Term Loan, 6.81%, 11/28/21	427,253	431,703
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, 10.31%, 4/28/22	89,620	91,860
TransDigm, Inc., 2016 Extended Term Loan F, 4.23%, 6/9/23	248,744	250,324
TransDigm, Inc., Term Loan D, 4.29%, 6/4/21	397,185	399,495
		1,881,435
Building Products — 0.1%
Jeld-Wen Inc., 2017 Term Loan B, 4.30%, 7/1/22	262,239	265,271
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term Loan B, 6.80%, 8/12/22	368,959	373,110
Ashland, Inc., 2017 Term Loan B, 3.24%, 5/24/24	93,327	93,910
		467,020
Commercial Services and Supplies — 0.3%
Clean Harbors Inc., 2017 Term Loan B, 3.23%, 6/27/24	56,479	56,797
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 3.98%, 5/2/22	298,774	300,828
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.98%, 3/1/21	248,715	249,737
Sterling Infosystems, Inc., 1st Lien Term Loan, 6/20/22(6)	43,633	43,988
TRC Companies, Inc., Term Loan, 5.23%, 6/21/24	95,237	95,990
		747,340
Communications Equipment — 0.3%
Masergy Communications, 2017 1st Lien Term Loan, 5.05%, 12/15/23	8,281	8,363
Polycom, Inc., 1st Lien Term Loan, 6.48%, 9/27/23	325,085	331,018
Radiate Holdco, LLC, 1st Lien Term Loan, 4.23%, 2/1/24	270,436	267,210
		606,591
Construction and Engineering†
SRS Distribution Inc., 2015 Term Loan B, 4.55%, 8/25/22	84,622	85,698
Construction Materials — 0.2%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 8.75%, 4/15/20	176,969	154,995
CPG International Inc., 2017 Term Loan, 5.05%, 5/3/24	415,747	421,334
		576,329
Consumer Discretionary — 0.6%
National Vision, Inc., 1st Lien Term Loan, 4.23%, 3/12/21	593,631	597,490
NPC International, Inc., 1st Lien Term Loan, 4.73%, 4/19/24	104,832	106,076

William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 4.49%, 5/6/21	610,931	616,182
		1,319,748
Consumer Finance†
ASP MCS Acquisition Corp., Term Loan B, 6.06%, 5/18/24	66,219	67,460
Consumer Staples†
Sabre GLBL Inc., Term Loan B, 3.98%, 2/22/24	24,140	24,367
Containers and Packaging — 0.3%
Berlin Packaging LLC, 2017 Term Loan B, 10/1/21(6)	250,000	251,754
BWAY Holding Company, 2017 Term Loan B, 4.47%, 4/3/24	376,437	378,869
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.55%, 12/29/23	87,194	87,817
		718,440
Diversified Financial Services — 0.2%
Ascensus, Inc., 2017 Term Loan, 5.30%, 12/3/22	136,795	138,676
Hub International Limited, Term Loan B, 4.42%, 10/2/20	311,695	314,249
Opal Acquisition, Inc., Term Loan B, 5.30%, 11/27/20	42,565	40,343
		493,268
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., 2017 Term Loan B, 2.75%, 1/31/25	596,881	589,653
Hargray Communications Group, Inc., 2017 Term Loan B, 4.23%, 5/16/24	340,236	341,689
Inmar Holdings, Inc., 2017 1st Lien Term Loan, 4.67%, 5/1/24	111,993	112,326
Intelsat Jackson Holdings S.A., Term Loan B2, 4.00%, 6/30/19	488,132	487,519
Telesat Canada, Term Loan B4, 4.30%, 11/17/23	203,552	206,097
		1,737,284
Electronic Equipment, Instruments and Components — 0.2%
Excelitas Technologies Corp., 1st Lien Term Loan, 6.30%, 10/31/20	500,831	502,083
Energy — 0.1%
Granite Acquisition Inc., Term Loan B, 5.30%, 12/19/21	285,299	288,538
Granite Acquisition Inc., Term Loan C, 5.30%, 12/19/21	12,870	13,016
		301,554
Energy Equipment and Services — 0.2%
Murray Energy Corporation, Term Loan B2, 8.55%, 4/16/20	516,939	504,468
Equity Real Estate Investment Trusts (REITs)†
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.23%, 10/24/22	48,616	48,778
Health Care Providers and Services — 1.0%
BioClinica, Inc., 1st Lien Term Loan, 5.56%, 10/20/23	314,913	311,763
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.98%, 3/1/24	273,884	275,801
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 5.50%, 4/29/24	131,509	133,762
Envision Healthcare Corporation, 2016 Term Loan B, 4.30%, 12/1/23	147,473	148,649
HCA Inc., Term Loan B8, 3.48%, 2/15/24	7,800	7,866
inVentiv Health, Inc., 2016 Term Loan B, 4.95%, 11/9/23	621,645	623,311
Jaguar Holding Company II, 2017 Term Loan, 4.02%, 8/18/22	426,494	429,881
nThrive, Inc., 2016 1st Lien Term Loan, 5.73%, 10/20/22	269,114	273,404
Team Health Holdings, Inc., 1st Lien Term Loan, 3.98%, 2/6/24	95,005	94,827
Tecomet Inc., 2017 Term Loan B, 4.92%, 5/2/24	93,658	94,477
		2,393,741
Health Care Technology — 0.1%
Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.48%, 10/21/23	186,874	188,277
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 3.51%, 2/16/24	184,258	184,405
CityCenter Holdings, LLC, 2017 Term Loan B, 3.73%, 4/18/24	397,823	399,924
Cyan Blue Holdco 3 Limited, 2017 USD Term Loan B, 7/26/24(6)	116,111	117,017
		701,346
Household Durables — 0.1%
Wilsonart LLC, 2016 Term Loan, 4.80%, 12/19/23	248,750	251,082

Industrial Conglomerates — 0.6%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.73%, 10/31/23		161,413	162,523
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.48%, 9/1/21		311,703	314,821
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.98%, 3/20/22		123,750	123,905
Gates Global LLC, 2017 USD Term Loan B, 4.55%, 4/1/24		499,375	503,979
HD Supply Waterworks, Ltd., 2017 Term Loan B, 8/1/24(6)		109,492	110,382
Polyconcept Investments B.V., USD 2016 Term Loan B, 6.48%, 8/10/23		148,875	150,178
			1,365,788
Insurance — 0.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.56%, 8/12/22		564,169	566,784
Asurion LLC, 2017 Term Loan B5, 11/3/23(6)		123,377	124,522
			691,306
Internet Software and Services — 0.7%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 4.48%, 10/19/23		564,453	570,363
Go Daddy Operating Company, LLC, 2017 Term Loan B, 3.73%, 2/15/24		249,732	251,224
MH Sub I, LLC, 1st Lien Term Loan, 4.98%, 7/8/21		241,841	243,957
Rackspace Hosting, Inc., 2017 1st Lien Term Loan, 4.17%, 11/3/23		512,699	516,672
			1,582,216
IT Services — 0.6%
CDW LLC, 2016 Term Loan B, 3.30%, 8/17/23		87,060	87,738
CSRA Inc., Term Loan B, 3.30%, 11/30/23		200,767	201,520
First Data Corporation, 2017 Term Loan, 3.73%, 4/26/24		349,873	352,217
Netsmart Technologies, Inc., 2016 Term Loan C1, 5.80%, 4/19/23		353,447	358,307
Travelport Finance (Luxembourg) S.a.r.l., 2017 Term Loan B, 4.43%, 9/2/21		233,709	234,220
WEX Inc., 2017 Term Loan B2, 3.98%, 6/30/23		95,390	96,569
			1,330,571
Life Sciences Tools and Services — 0.1%
INC Research, LLC, 2017 Term Loan B, 6/27/24(6)		204,583	206,287
Machinery — 0.2%
Husky Injection Molding Systems Ltd., 1st Lien Term Loan, 4.48%, 6/30/21		369,367	372,523
Rexnord LLC, 2016 Term Loan B, 4.05%, 8/21/23		66,649	67,077
			439,600
Media — 0.9%
Acosta Holdco, Inc., 2015 Term Loan, 4.48%, 9/26/21		84,772	77,849
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 7/23/21(6)		125,000	122,563
CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 5.05%, 7/8/22		209,140	210,230
Checkout Holding Corp., 1st Lien Term Loan, 4.73%, 4/9/21		350,549	286,867
Checkout Holding Corp., 2nd Lien Term Loan, 7.98%, 4/11/22		47,376	26,807
CSC Holdings, LLC, 2017 1st Lien Term Loan, 3.48%, 7/17/25		196,070	196,094
GTT Communications, Inc., 2017 Add on Term Loan B, 4.50%, 1/9/24		26,787	27,015
Learfield Communications, LLC, 2016 1st Lien Term Loan, 4.49%, 12/1/23		114,286	115,714
Regal Cinemas Corporation, 2017 Term Loan, 3.23%, 4/1/22		249,375	250,561
Unitymedia Hessen GmbH & Co. KG, Term Loan B, 9/30/25(6)		189,923	189,775
Virgin Media Bristol LLC, USD Term Loan I, 3.98%, 1/31/25		125,000	125,797
Ziggo Secured Finance BV, EUR Term Loan F, 3.00%, 4/15/25	EUR	370,632	441,835
			2,071,107
Metals and Mining — 0.2%
TurboCombustor Technology, Inc, New Term Loan B, 5.80%, 12/2/20		$125,393	118,183
WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.70%, 9/30/23		317,176	321,406
			439,589
Oil, Gas and Consumable Fuels — 0.2%
Talos Production LLC, 2nd Lien Bridge Term Loan, 11.00%, 4/3/22		500,000	475,000

Personal Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 5.79%, 8/26/22	118,844	120,441
Pharmaceuticals — 0.2%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 5.30%, 6/30/23	185,639	185,291
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 4.48%, 6/23/24	300,264	302,516
		487,807
Real Estate Management and Development†
Capital Automotive L.P., 2017 1st Lien Term Loan, 4.24%, 3/24/24	54,889	55,527
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.24%, 3/24/25	46,619	47,581
		103,108
Software — 0.9%
Epicor Software Corporation, 1st Lien Term Loan, 4.99%, 6/1/22	49,159	49,473
Epicor Software Corporation, 2016 Term Loan, 5.24%, 6/1/22	304,542	308,349
Quest Software US Holdings Inc., Term Loan B, 7.26%, 10/31/22	86,847	88,476
RP Crown Parent, LLC, 2016 Term Loan B, 4.73%, 10/12/23	373,748	378,772
SolarWinds Holdings, Inc., 2017 Term Loan, 4.73%, 2/5/23	601,842	607,057
Sophia, L.P., 2017 Term Loan B, 4.55%, 9/30/22	507,215	509,013
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.55%, 6/30/22	219,637	211,950
		2,153,090
Specialty Retail — 0.3%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.48%, 8/18/23	343,916	345,881
Melissa & Doug, LLC, 2017 Term Loan B, 5.80%, 6/19/24	30,078	30,604
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.31%, 1/26/23	421,242	382,728
Sally Holdings, LLC, Term Loan B1, 3.75%, 7/5/24	69,226	69,774
		828,987
Technology Hardware, Storage and Peripherals — 0.5%
Dell Inc., 2017 Term Loan B, 3.74%, 9/7/23	328,460	330,771
Dell Inc., Term Loan A2, 3.49%, 9/7/21	97,468	97,834
Optiv Security, Inc., 1st Lien Term Loan, 4.44%, 2/1/24	169,966	169,861
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.81%, 4/26/24	277,125	277,168
Salient CRGT, Inc., 2017 Term Loan, 6.98%, 2/25/22	113,978	113,978
Tempo Acquisition LLC, Term Loan, 4.23%, 5/1/24	316,376	319,342
		1,308,954
Textiles, Apparel and Luxury Goods†
Ascena Retail Group, Inc., 2015 Term Loan B, 5.75%, 8/21/22	118,420	97,844
Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.55%, 4/13/20	426,043	428,652
Sprint Communications, Inc., 1st Lien Term Loan B, 3.75%, 2/2/24	144,494	145,181
		573,833
TOTAL BANK LOAN OBLIGATIONS (Cost $27,850,123)		28,157,108
COLLATERALIZED LOAN OBLIGATIONS(3) — 9.9%
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, VRN, 6.31%, 10/23/17(4)	850,000	837,325
Barings Collateralized Loan Obligations Ltd., Series 2017-1A, Class E, VRN, 7.28%, 1/18/18(4)(7)	300,000	285,220
Carlyle Global Market Strategies Collateralized Loan Obligations Ltd., Series 2013-3A, Class C, VRN, 4.70%, 10/16/17(4)	600,000	603,459
Catamaran Collateralized Loan Obligations Ltd., Series 2012-1A, Class E, VRN, 6.52%, 9/20/17(4)	1,000,000	1,003,878
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 5.31%, 10/23/17(4)	1,000,000	1,014,939
Covenant Credit Partners Collateralized Loan Obligations II Ltd., Series 2014-2A, Class D, VRN, 4.95%, 10/17/17(4)	1,000,000	1,003,978
Galaxy XVI Collateralized Loan Obligations Ltd., Series 2013-16A, Class E, VRN, 5.68%, 8/16/17(4)	814,944	766,616
KVK Collateralized Loan Obligations Ltd., Series 2013-1A, Class E, VRN, 6.80%, 10/16/17(4)	1,500,000	1,500,283
Nelder Grove Collateralized Loan Obligations Ltd., Series 2014-1A, Class D1R, VRN, 5.10%, 8/29/17(4)	1,000,000	1,005,413
Neuberger Berman Collateralized Loan Obligations XVI Ltd., Series 2014-16A, Class D, VRN, 4.65%, 10/16/17(4)	1,000,000	1,003,426

Northwoods Capital X Ltd., Series 2013-10A, Class DR, VRN, 4.67%, 8/4/17(4)	1,000,000	1,003,586
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 6.31%, 10/20/17(4)	1,000,000	1,002,568
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 5.17%, 10/30/17(4)	500,000	506,453
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 6.05%, 10/17/17(4)	535,000	524,837
OZLM XVI Ltd., Series 2017-16A, Class D, VRN, 7.16%, 11/16/17(4)	250,000	239,453
Parallel Ltd., Series 2015-1A, Class D, VRN, 4.96%, 10/20/17(4)	1,000,000	1,004,567
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 6.25%, 10/16/17(4)	520,000	509,746
Shackleton Collateralized Loan Obligations, Series 2014-6A, Class D, VRN, 4.90%, 10/17/17(4)	750,000	743,570
Shackleton Collateralized Loan Obligations Ltd., Series 2013-4A, Class E, VRN, 6.30%, 10/13/17(4)	1,300,000	1,250,970
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, VRN, 5.07%, 10/30/17(4)	1,000,000	1,004,490
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.70%, 10/18/17(4)	300,000	302,571
TICP Collateralized Loan Obligations VI Ltd., Series 2016-6A, Class D, VRN, 5.50%, 10/16/17(4)	1,000,000	1,016,179
Venture CDO Ltd., Series 2017-28AA, Class E, VRN, 7.61%, 1/22/18(4)	100,000	95,000
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.95%, 8/28/17(4)	300,000	302,515
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.75%, 10/16/17(4)	1,000,000	1,005,716
Vibrant Collateralized Loan Obligations III Ltd., Series 2015-3A, Class C, VRN, 4.96%, 10/20/17(4)	1,000,000	1,003,931
Voya Collateralized Loan Obligations Ltd., Series 2013-1A, Class C, VRN, 4.80%, 10/16/17(4)	750,000	752,828
Voya Collateralized Loan Obligations Ltd., Series 2014-4A, Class D, VRN, 6.66%, 10/16/17(4)	1,100,000	1,093,076
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 4.89%, 8/24/17(4)	1,500,000	1,508,757
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,492,648)		23,895,350
CORPORATE BONDS — 9.9%
Aerospace and Defense†
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(4)	88,000	97,900
Airlines — 0.3%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(4)	500,000	496,250
United Continental Holdings, Inc., 5.00%, 2/1/24	122,000	124,135
		620,385
Auto Components — 0.1%
Allison Transmission, Inc., 5.00%, 10/1/24(4)	184,000	190,900
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	106,000	110,638
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	20,000	20,675
		322,213
Chemicals — 0.1%
TPC Group, Inc., 8.75%, 12/15/20(4)	344,000	323,360
Commercial Services and Supplies — 0.5%
ADT Corp. (The), 3.50%, 7/15/22	216,000	214,650
CSVC Acquisition Corp., 7.75%, 6/15/25(4)	258,000	267,675
KAR Auction Services, Inc., 5.125%, 6/1/25(4)	190,000	198,550
Live Nation Entertainment, Inc., 4.875%, 11/1/24(4)	57,000	58,568
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)	142,000	158,862
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(4)	114,000	119,887
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(4)	120,000	123,600
		1,141,792
Communications Equipment — 0.2%
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	272,000	287,980
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	135,000	146,812
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(4)	32,000	34,000
		468,792
Construction and Engineering — 0.3%
AECOM, 5.125%, 3/15/27	510,000	515,100
SBA Communications Corp., 4.875%, 7/15/22	126,000	131,151
		646,251

Construction Materials — 0.2%
CPG Merger Sub LLC, 8.00%, 10/1/21(4)		214,000	224,165
Eagle Materials, Inc., 4.50%, 8/1/26		125,000	131,250
Standard Industries, Inc., 6.00%, 10/15/25(4)		44,000	47,410
Standard Industries, Inc., 5.00%, 2/15/27(4)		39,000	40,316
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)(4)		56,000	57,680
USG Corp., 5.50%, 3/1/25(1)(4)		68,000	72,845
			573,666
Consumer Finance — 0.4%
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		23,000	24,064
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		365,000	398,192
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(4)		387,000	395,224
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(4)		69,000	70,423
			887,903
Consumer Staples — 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(4)		120,000	120,900
Sabre GLBL, Inc., 5.375%, 4/15/23(4)		73,000	76,650
Sabre GLBL, Inc., 5.25%, 11/15/23(4)		303,000	316,635
			514,185
Containers and Packaging — 0.5%
Ball Corp., 5.25%, 7/1/25		41,000	45,254
Berry Plastics Corp., 5.50%, 5/15/22		89,000	92,894
Berry Plastics Corp., 6.00%, 10/15/22		3,000	3,199
Berry Plastics Corp., 5.125%, 7/15/23		100,000	104,625
BWAY Holding Co., 5.50%, 4/15/24(4)		190,000	199,737
BWAY Holding Co., 7.25%, 4/15/25(4)		395,000	412,775
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26(4)		26,000	26,260
Sealed Air Corp., 5.125%, 12/1/24(1)(4)		126,000	135,292
Silgan Holdings, Inc., 3.25%, 3/15/25(4)	EUR	105,000	128,282
			1,148,318
Diversified Financial Services — 0.1%
Intrum Justitia AB, 3.125%, 7/15/24(4)	EUR	195,000	234,176
Diversified Telecommunication Services — 0.8%
Inmarsat Finance plc, 4.875%, 5/15/22(4)		$310,000	318,525
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		125,000	120,625
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(4)		462,000	557,865
Level 3 Financing, Inc., 5.625%, 2/1/23		600,000	627,000
Telesat Canada / Telesat LLC, 8.875%, 11/15/24(4)		291,000	328,830
			1,952,845
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.375%, 6/15/24		263,000	277,465
Energy Equipment and Services — 0.1%
CHC Group LLC / CHC Finance Ltd., (Acquired 3/13/17, Cost $70,835), 0.00%, 10/1/20(8)(9)		114,377	179,000
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		66,000	66,825
SBA Communications Corp., 4.875%, 9/1/24		212,000	220,745
			287,570
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)		99,000	103,826
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(4)		31,000	32,563
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(1)		400,000	410,000
Post Holdings, Inc., 5.00%, 8/15/26(4)		266,000	273,647

TreeHouse Foods, Inc., 6.00%, 2/15/24(4)	284,000	306,010
		1,126,046
Health Care Equipment and Supplies — 0.2%
MEDNAX, Inc., 5.25%, 12/1/23(4)	492,000	507,990
Health Care Providers and Services — 0.6%
Covenant Surgical Partners, Inc. / Consolidated Pathology, Inc., 8.75%, 8/1/19(4)	400,000	398,000
Envision Healthcare Corp., 6.25%, 12/1/24(4)	70,000	75,600
HCA, Inc., 5.375%, 2/1/25	644,000	686,902
HCA, Inc., 4.50%, 2/15/27	175,000	179,539
		1,340,041
Hotels, Restaurants and Leisure — 0.9%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(4)	300,000	307,500
Aramark Services, Inc., 5.125%, 1/15/24	301,000	320,442
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	181,000	190,955
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)	135,000	136,688
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25(4)	248,000	257,610
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27(4)	149,000	155,705
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(4)	20,000	20,900
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(4)	347,000	368,687
Six Flags Entertainment Corp., 4.875%, 7/31/24(4)	384,000	391,680
		2,150,167
Household Durables — 0.1%
Lennar Corp., 4.875%, 12/15/23	63,000	67,174
Toll Brothers Finance Corp., 5.625%, 1/15/24	63,000	68,749
		135,923
Industrial Conglomerates — 0.1%
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25(4)(7)	36,000	36,810
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22(4)	253,000	259,641
		296,451
Insurance — 0.1%
Aircastle Ltd., 4.125%, 5/1/24	241,000	247,929
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	156,000	163,703
Machinery — 0.2%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(4)	29,000	30,051
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(4)	102,000	109,905
Oshkosh Corp., 5.375%, 3/1/25	340,000	359,550
Welbilt, Inc., 9.50%, 2/15/24	40,000	46,700
		546,206
Media — 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	387,000	408,285
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)	476,000	512,890
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	111,000	115,024
GTT Communications, Inc., 7.875%, 12/31/24(4)	230,000	247,825
Lamar Media Corp., 5.75%, 2/1/26	381,000	415,290
National CineMedia LLC, 5.75%, 8/15/26	233,000	224,845
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	49,000	50,654
Regal Entertainment Group, 5.75%, 6/15/23	113,000	118,367
Regal Entertainment Group, 5.75%, 2/1/25	65,000	67,356
Sirius XM Radio, Inc., 3.875%, 8/1/22(4)	73,000	74,825
Sirius XM Radio, Inc., 5.00%, 8/1/27(4)	110,000	112,902
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(4)	171,000	160,273
		2,508,536

Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.875%, 7/15/24(4)	198,000	196,020
Oil, Gas and Consumable Fuels — 0.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(4)	503,000	530,665
Diamondback Energy, Inc., 4.75%, 11/1/24	511,000	518,665
Gulfport Energy Corp., 6.00%, 10/15/24(4)	570,000	566,808
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(4)	309,000	316,725
Range Resources Corp., 5.00%, 3/15/23(4)	290,000	287,825
		2,220,688
Software — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)	74,000	80,105
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(4)	194,000	202,730
		282,835
Specialty Retail — 0.2%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	377,000	386,425
United Rentals North America, Inc., 5.875%, 9/15/26	77,000	83,160
United Rentals North America, Inc., 5.50%, 5/15/27	77,000	81,427
		551,012
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)	105,000	117,448
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)(4)	39,000	40,804
		158,252
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 4.875%, 5/15/26(4)	354,000	362,850
Trading Companies and Distributors†
United Rentals Inc. , 4.875%, 1/15/28(7)	105,000	105,525
Wireless Telecommunication Services — 0.5%
Sprint Corp., 7.875%, 9/15/23	500,000	568,750
T-Mobile USA, Inc., 6.00%, 4/15/24	150,000	161,625
T-Mobile USA, Inc., 6.375%, 3/1/25	12,000	12,945
T-Mobile USA, Inc., 6.50%, 1/15/26	398,000	443,770
		1,187,090
TOTAL CORPORATE BONDS (Cost $23,061,205)		23,763,085
EXCHANGE-TRADED FUNDS — 9.1%
iShares Global Financials ETF	71,572	4,680,809
iShares International Select Dividend ETF	216,440	7,252,904
iShares U.S. Preferred Stock ETF	61,408	2,410,264
PowerShares KBW High Dividend Yield Financial Portfolio	84,338	2,047,727
PowerShares Preferred Portfolio ETF	100,174	1,516,634
YieldShares High Income ETF	203,148	4,036,551
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,221,955)		21,944,889
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.6%
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL3, VRN, 4.80%, 8/15/17(4)	1,000,000	1,007,258
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, VRN, 6.08%, 8/1/17(4)	1,000,000	1,031,724
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, VRN, 3.73%, 8/15/17(4)	1,000,000	1,003,536
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.09%, 8/1/17	227,008	227,621
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class D, VRN, 4.73%, 8/15/17(4)	1,000,000	1,016,076
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, VRN, 6.31%, 8/1/17	122,587	122,604
CSMC Trust, Series 2015-DEAL, Class D, VRN, 4.33%, 8/15/17(4)	1,000,000	1,007,013
CSMC Trust, Series 2015-DEAL, Class E, VRN, 5.23%, 8/15/17(4)	1,000,000	1,009,327
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A, VRN, 5.48%, 8/1/17	57,496	57,435
GS Mortgage Securities Corp., Series 2017-500K, Class F, VRN, 3.02%, 9/15/17(4)(7)	1,000,000	1,000,312

Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, VRN, 4.96%, 8/15/17(4)	1,000,000	1,002,573
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, VRN, 4.91%, 8/15/17(4)	1,000,000	1,011,832
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class D, VRN, 4.15%, 8/1/17	1,000,000	927,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.98%, 8/15/17(4)	260,208	258,096
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 5.08%, 8/15/17(4)	300,000	301,005
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, VRN, 4.55%, 8/15/17(4)	1,000,000	1,002,194
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 6.83%, 8/15/17(4)	1,194,512	1,216,737
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3 SEQ, 5.57%, 12/15/44	290,412	291,314
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,397,352)		13,493,991
EXCHANGE-TRADED NOTES — 5.1%
ETRACS Alerian MLP Infrastructure Index ETN	204,402	5,416,653
JPMorgan Alerian MLP Index ETN	227,605	6,837,254
TOTAL EXCHANGE-TRADED NOTES (Cost $12,745,593)		12,253,907
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Banc of America Merrill Lynch, Series 2016 ASHF , Class E, VRN, 8.04%, 8/15/17(4)	1,000,000	1,029,228
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 1.63%, 8/25/17	1,230,098	1,061,944
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA2, Class 1A1 SEQ, 6.00%, 1/25/35	836,209	816,875
		2,908,047
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2017-DNA2, Class M2, VRN, 4.68%, 8/25/17	1,000,000	1,078,533
FNMA, Series 2016-C05, Class 2M2, VRN, 5.68%, 8/25/17	1,000,000	1,125,513
FNMA, Series 2016-C06, Class 1M2, VRN, 5.48%, 8/25/17	1,000,000	1,124,659
GNMA, Series 2012-87, IO, VRN, 0.54%, 8/1/17	5,941,527	184,172
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 8/1/17	4,344,215	161,161
GNMA, Series 2014-126, IO, SEQ, VRN, 0.75%, 8/1/17	5,163,498	281,519
GNMA, Series 2014-126, IO, SEQ, VRN, 0.97%, 8/1/17	6,355,074	395,036
GNMA, Series 2015-85, IO, VRN, 0.62%, 8/1/17	6,665,456	321,548
		4,672,141
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,783,361)		7,580,188
U.S. TREASURY SECURITIES — 2.3%
U.S. Treasury Notes, 1.625%, 5/15/26	3,765,000	3,578,734
U.S. Treasury Notes, 2.00%, 11/15/26	2,100,000	2,052,668
TOTAL U.S. TREASURY SECURITIES (Cost $5,704,471)		5,631,402
PREFERRED STOCKS — 2.1%
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Homes 4 Rent, 6.50%	5,544	148,884
American Homes 4 Rent, 6.35%	5,727	151,765
Ashford Hospitality Trust, Inc., 7.375%	3,801	95,025
Boston Properties, Inc., 5.25%	3,581	94,861
CBL & Associates Properties, Inc., 6.625%	4,542	109,281
Cedar Realty Trust, Inc., 7.25%	4,679	119,029
Colony NorthStar, Inc., 8.50%	10	262
Colony NorthStar, Inc., 8.75%	178	4,842
CoreSite Realty Corp., 7.25%	2,146	55,023
DDR Corp., 6.50%	5,619	142,666
DDR Corp., 6.25%	5,741	146,367
Digital Realty Trust, Inc., 6.35%	3,891	105,796
Digital Realty Trust, Inc., 7.375%	1,264	34,254
Digital Realty Trust, Inc., 5.875%	4,165	107,041

DuPont Fabros Technology, Inc., 6.625%	3,800	107,160
GGP, Inc., 6.375%	5,721	146,400
Gladstone Commercial Corp., 7.00%	4,093	105,477
Hersha Hospitality Trust, 6.875%	3,677	94,664
Hersha Hospitality Trust, 6.50%	2,827	71,806
Hersha Hospitality Trust, 6.50%	2,677	68,772
Kilroy Realty Corp., 6.375%	2,209	55,203
Kimco Realty Corp., 5.625%	4,719	118,683
Kimco Realty Corp., 5.50%	4,763	119,932
Kimco Realty Corp., 6.00%	5,664	143,186
LaSalle Hotel Properties, 6.375%	2,300	58,144
LaSalle Hotel Properties, 6.30%	5,600	140,504
Monmouth Real Estate Investment Corp., 6.125%	4,689	118,913
National Retail Properties, Inc., 5.70%	2,655	68,021
National Retail Properties, Inc., 5.20%	4,907	122,184
Pebblebrook Hotel Trust, 6.50%	5,695	144,084
Pennsylvania Real Estate Investment Trust, 8.25%	962	24,569
Pennsylvania Real Estate Investment Trust, 7.375%	4,116	104,876
Pennsylvania Real Estate Investment Trust, 7.20%	4,036	108,165
PS Business Parks, Inc., 5.20%	5,683	142,132
PS Business Parks, Inc., 5.70%	4,750	121,838
PS Business Parks, Inc., 5.75%	2,758	69,667
Public Storage, 4.90%	4,298	105,688
Public Storage, 4.95%	4,320	107,136
Public Storage, 5.125%	2,600	66,248
Public Storage, 5.40%	3,999	104,934
Public Storage, 5.20%	2,299	58,854
Retail Properties of America, Inc., 7.00%	5,852	149,197
Rexford Industrial Realty, Inc., 5.875%	5,801	149,144
Sabra Health Care REIT, Inc., 7.125%	2,647	68,663
STAG Industrial, Inc., 6.625%	2,659	68,469
Sunstone Hotel Investors, Inc., 6.95%	5,455	145,649
Taubman Centers, Inc., 6.25%	4,208	107,304
VEREIT, Inc., 6.70%	2,507	66,110
Vornado Realty Trust, 5.40%	5,796	147,450
Vornado Realty Trust, 5.70%	4,147	105,209
Washington Prime Group, Inc., 7.50%	2,676	67,970
Washington Prime Group, Inc., 6.875%	2,796	71,130
TOTAL PREFERRED STOCKS (Cost $5,119,290)		5,158,631
PURCHASED OPTIONS CONTRACTS†
iShares Russell 2000 ETF Trust, Put $129.00, Expires 09/17/17	10	500
SPDR S&P 500 ETF Trust, Put $243.50, Expires 07/17/17	23	12
SPDR S&P 500 ETF Trust, Put $246.50, Expires 07/17/17	50	25
SPDR S&P 500 ETF Trust, Call $245.00, Expires 08/17/17	26	8,151
SPDR S&P 500 ETF Trust, Call $247.00, Expires 08/17/17	63	4,693
SPDR S&P 500 ETF Trust, Put $245.00, Expires 08/17/17	26	2,444
SPDR S&P 500 ETF Trust, Put $246.50, Expires 08/17/17	63	3,370
SPDR S&P 500 ETF Trust, Put $212.00, Expires 09/17/17	18	351
SPDR S&P 500 ETF Trust, Put $226.00, Expires 09/17/17	15	653
SPDR S&P 500 ETF Trust, Put $216.00, Expires 12/17/17	15	2,063
SPDR S&P 500 ETF Trust, Put $220.00, Expires 12/17/17	17	2,813

SPDR S&P Retail ETF, Put $38.00, Expires 09/17/17	104	3,536
TOTAL PURCHASED OPTIONS CONTRACTS (Cost $61,101)		28,611
TEMPORARY CASH INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $19,456,711)	19,456,711	19,456,711
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.8% (Cost $235,554,940)		240,353,065
CORPORATE BONDS SOLD SHORT†
Chemicals†
Tronox Finance LLC, 144A, 7.50%, 3/15/22 (Proceeds $54,519)	(60,000)	(63,150)
OTHER ASSETS AND LIABILITIES — 0.2%		648,775
TOTAL NET ASSETS — 100.0%		$240,938,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	872,936	EUR	760,000	State Street Bank & Trust Co.	8/18/17	(27,497)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
284	CBOE Volatility Index (VIX)	August 2017	3,202,100	(543,013)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
261	CBOE Volatility Index (VIX)	September 2017	3,255,975	486,850
37	Euro-Bund 10-Year Bonds	September 2017	7,093,510	123,023
36	S&P 500 E-Mini	September 2017	4,442,400	(64,514)
			14,791,885	545,359

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 28	2,250,000	Sell	5.00	6/20/22	3.21	41,670	184,757

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on options contracts and/or securities sold short. At the period end, the aggregate value of securities pledged was $7,105,314.

(2)	Non-income producing.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $82,664,538, which represented 34.3% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $179,000, which represented 0.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	37,207,056	7,574,333	—
Asset-Backed Securities	—	34,207,803	—
Bank Loan Obligations	—	28,157,108	—
Collateralized Loan Obligations	—	23,895,350	—
Corporate Bonds	—	23,763,085	—
Exchange-Traded Funds	21,944,889	—	—
Commercial Mortgage-Backed Securities	—	13,493,991	—
Exchange-Traded Notes	12,253,907	—	—
Collateralized Mortgage Obligations	—	7,580,188	—
U.S. Treasury Securities	—	5,631,402	—
Preferred Stocks	5,158,631	—	—
Purchased Options Contracts	28,611	—	—
Temporary Cash Investments	19,456,711	—	—
	96,049,805	144,303,260	—
Other Financial Instruments
Futures Contracts	486,850	123,023	—
Swap Agreements	—	184,757	—
	486,850	307,780	—

Liabilities
Securities Sold Short
Corporate Bonds	—	63,150	—
Other Financial Instruments
Futures Contracts	607,527	—	—
Forward Foreign Currency Exchange Contracts	—	27,497	—
	607,527	27,497	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$235,600,949
Gross tax appreciation of investments	$6,902,043
Gross tax depreciation of investments	(2,149,927)
Net tax appreciation (depreciation) of investments	$4,752,116
Net tax appreciation (depreciation) on securities sold short	(8,631)
Net tax appreciation (depreciation)	$4,743,485

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Long Short Fund
July 31, 2017

AC Alternatives Long Short - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.5%
Aerospace and Defense — 1.2%
Airbus SE	6,574	549,431
Arconic, Inc.	7	174
General Dynamics Corp.	3	589
L3 Technologies, Inc.	1	175
Northrop Grumman Corp.	2	526
Textron, Inc.	4	196
United Technologies Corp.	13	1,541
		552,632
Air Freight and Logistics — 1.4%
FedEx Corp.	3,094	643,645
Auto Components†
Adient plc	1	66
Goodyear Tire & Rubber Co. (The)	4	126
		192
Automobiles†
Ford Motor Co.(1)	62	696
General Motors Co.(1)	25	899
		1,595
Banks — 5.9%
Banco Macro SA ADR(1)	1,511	131,170
Bank of America Corp.(1)	26,909	649,045
Bank of the Ozarks, Inc.(1)	4,410	190,291
BB&T Corp.	13	615
BBVA Banco Frances SA ADR(1)	4,028	63,119
CIT Group, Inc.	3	143
Citigroup, Inc.	48	3,286
Citizens Financial Group, Inc.	5	175
Comerica, Inc.	3	217
Danske Bank A/S	11,329	458,949
Fifth Third Bancorp(1)	13	347
First Republic Bank	2	201
Grupo Financiero Galicia SA ADR(1)	3,529	128,173
Huntington Bancshares, Inc.(1)	13	172
ING Groep NV	8,178	153,107
Intesa Sanpaolo SpA	44,562	153,615
JPMorgan Chase & Co.	6,677	612,949
KeyCorp	13	235
M&T Bank Corp.(1)	3	489
PNC Financial Services Group, Inc. (The)	9	1,159
Regions Financial Corp.(1)	22	321
SunTrust Banks, Inc.	8	458
U.S. Bancorp	27	1,425
UniCredit SpA(2)	7,667	151,028
Wells Fargo & Co.	75	4,046
Western Alliance Bancorp(2)	1,479	74,512
		2,779,247

Beverages — 0.8%
Constellation Brands, Inc., Class A(1)	1,915	370,265
Molson Coors Brewing Co., Class B	2	178
		370,443
Building Products†
Johnson Controls International plc	7	273
Capital Markets — 0.9%
Affiliated Managers Group, Inc.	1,147	213,147
Bank of New York Mellon Corp. (The)	16	848
BlackRock, Inc.	1	427
Charles Schwab Corp. (The)	5	215
CME Group, Inc.	5	613
E*TRADE Financial Corp.(2)	4	164
Franklin Resources, Inc.	6	269
Goldman Sachs Group, Inc. (The)	7	1,577
Intercontinental Exchange, Inc.(1)	1,097	73,181
Invesco Ltd.	6	209
Morgan Stanley(1)	25	1,173
Northern Trust Corp.	4	350
OM Asset Management plc	9,434	142,170
Raymond James Financial, Inc.	2	166
State Street Corp.	6	559
Thomson Reuters Corp.	5	229
		435,297
Chemicals — 4.7%
BASF SE	3,207	305,956
Celanese Corp., Series A	2	192
Chemours Co. (The)	7,270	346,125
Dow Chemical Co. (The)(1)	15	964
E.I. du Pont de Nemours & Co.	8	658
Eastman Chemical Co.	2	166
Givaudan SA	71	141,346
Ingevity Corp.(2)	1	58
Lanxess AG	2,630	203,056
Mosaic Co. (The)	6	145
PPG Industries, Inc.	1,967	207,027
Sherwin-Williams Co. (The)(1)	3,000	1,011,810
		2,217,503
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	2,499	105,058
Pitney Bowes, Inc.(1)	9,025	142,053
Republic Services, Inc., Class A	4	257
Waste Management, Inc.	7	526
		247,894
Communications Equipment — 2.0%
Arista Networks, Inc.(1)(2)	1,064	158,845
ARRIS International plc(2)	8,660	242,134
Cisco Systems, Inc.(1)	82	2,579
Harris Corp.	2	229
Juniper Networks, Inc.(1)	10,449	292,049
Palo Alto Networks, Inc.(2)	1,784	235,095
		930,931

Construction Materials — 0.4%
LafargeHolcim Ltd.	2,822	168,833
Martin Marietta Materials, Inc.	1	226
Vulcan Materials Co.	2	246
		169,305
Consumer Finance†
Ally Financial, Inc.	7	158
American Express Co.	11	937
Capital One Financial Corp.(1)	9	776
Discover Financial Services	7	427
		2,298
Containers and Packaging†
WestRock Co.	4	230
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(2)	1,290	225,711
Voya Financial, Inc.	4	157
		225,868
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	83	3,237
Cellnex Telecom SA	11,318	254,567
CenturyLink, Inc.	9	209
Level 3 Communications, Inc.(2)	4	235
Ooma, Inc.(2)	2,925	24,277
Telecom Argentina SA ADR	4,745	125,221
Verizon Communications, Inc.	5	242
		407,988
Electric Utilities — 0.5%
American Electric Power Co., Inc.	8	564
Duke Energy Corp.(1)	12	1,021
Edison International	5	393
Entergy Corp.	3	230
Eversource Energy	5	304
Exelon Corp.(1)	14	537
FirstEnergy Corp.	7	223
Pampa Energia SA ADR(1)(2)	3,888	211,313
PG&E Corp.	8	542
PPL Corp.(1)	11	422
Southern Co. (The)(1)	15	719
Xcel Energy, Inc.	8	379
		216,647
Electrical Equipment — 0.8%
ABB Ltd.	8,210	192,737
Eaton Corp. plc	8	626
Emerson Electric Co.	4	238
Prysmian SpA	6,443	206,317
		399,918
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.(1)	20	583
Hexagon AB, B Shares	3,207	158,487
Keysight Technologies, Inc.(2)	1,600	66,544
Orbotech Ltd.(2)	900	31,914
		257,528

Energy Equipment and Services — 0.9%
Baker Hughes a GE Co.	7	258
Halliburton Co.	2,921	123,967
Nabors Industries Ltd.	24,105	185,850
National Oilwell Varco, Inc.	6	196
Precision Drilling Corp.(2)	35,602	103,372
Schlumberger Ltd.	20	1,372
Weatherford International plc(2)	13	58
		415,073
Equity Real Estate Investment Trusts (REITs)†
AvalonBay Communities, Inc.	2	385
Equity Residential	6	408
Essex Property Trust, Inc.	1	262
GGP, Inc.(1)	9	204
HCP, Inc.	8	253
Host Hotels & Resorts, Inc.(1)	13	243
JBG SMITH Properties(2)	1	35
Kimco Realty Corp.	7	141
Macerich Co. (The)(1)	2	115
Prologis, Inc.	9	547
Quality Care Properties, Inc.(2)	2	34
Realty Income Corp.	4	228
SL Green Realty Corp.	2	207
UDR, Inc.	4	156
Ventas, Inc.	5	337
Vornado Realty Trust	3	238
Welltower, Inc.	3	220
Weyerhaeuser Co.	7	231
		4,244
Food and Staples Retailing†
CVS Health Corp.	1	80
Sysco Corp.	7	368
Wal-Mart Stores, Inc.	24	1,920
Walgreens Boots Alliance, Inc.	12	968
		3,336
Food Products — 0.8%
Adecoagro SA(2)	8,752	89,008
Archer-Daniels-Midland Co.	10	422
Bunge Ltd.	2	157
Conagra Brands, Inc.	6	205
J.M. Smucker Co. (The)	2	244
Lamb Weston Holdings, Inc.	2	88
Mondelez International, Inc., Class A(1)	27	1,189
Nestle SA	3,528	298,089
Tyson Foods, Inc., Class A	4	253
		389,655
Health Care Equipment and Supplies — 3.2%
Abbott Laboratories	26	1,279
Baxter International, Inc.	3	182
Becton Dickinson and Co.(1)	3,746	754,444
Boston Scientific Corp.(2)	6,830	181,815
CR Bard, Inc.	1,332	427,039
Danaher Corp.	8	652

Medtronic plc	23	1,931
Sonova Holding AG	834	135,327
Stryker Corp.	3	441
Zimmer Biomet Holdings, Inc.	3	364
		1,503,474
Health Care Providers and Services — 0.7%
Aetna, Inc.	4	617
Anthem, Inc.	4	745
DaVita, Inc.(2)	2	130
Express Scripts Holding Co.(2)	2	125
HCA Healthcare, Inc.(2)	4	321
Laboratory Corp. of America Holdings(2)	1	159
Quest Diagnostics, Inc.	2	217
Universal Health Services, Inc., Class B	2,888	320,077
		322,391
Hotels, Restaurants and Leisure — 0.9%
Arcos Dorados Holdings, Inc., Class A(1)(2)	30,399	267,511
Carnival Corp.	7	467
McDonald's Corp.(1)	928	143,970
MGM Resorts International(1)	7	231
Royal Caribbean Cruises Ltd.	3	339
		412,518
Household Durables — 1.2%
DR Horton, Inc.	6,293	224,597
Electrolux ABSeries B	10,135	346,713
Whirlpool Corp.	1	178
		571,488
Household Products — 0.6%
Colgate-Palmolive Co.	2	145
Essity AB, B Shares(2)	9,044	262,231
Kimberly-Clark Corp.	1	123
Procter & Gamble Co. (The)	37	3,360
		265,859
Industrial Conglomerates — 0.8%
General Electric Co.(1)	163	4,174
Koninklijke Philips NV	10,135	388,489
Roper Technologies, Inc.	1	233
		392,896
Insurance — 0.5%
Aflac, Inc.	7	558
Allianz SE	1,069	227,787
Allstate Corp. (The)	7	637
American International Group, Inc.	21	1,374
Arch Capital Group Ltd.(2)	2	195
Chubb Ltd.	8	1,172
Cincinnati Financial Corp.	3	229
Everest Re Group Ltd.	1	262
FNF Group	4	195
Hartford Financial Services Group, Inc. (The)	7	385
Lincoln National Corp.	4	292
Loews Corp.	5	243
Marsh & McLennan Cos., Inc.	4	312
MetLife, Inc.(1)	15	825

Principal Financial Group, Inc.	4	267
Progressive Corp. (The)(1)	9	424
Prudential Financial, Inc.	7	793
Torchmark Corp.	2	158
Travelers Cos., Inc. (The)	5	640
Unum Group	4	201
XL Group Ltd.	5	222
		237,171
Internet and Direct Marketing Retail — 0.1%
Priceline Group, Inc. (The)(2)	20	40,570
Internet Software and Services — 3.7%
Alphabet, Inc., Class A(1)(2)	440	416,020
Alphabet, Inc., Class C(2)	510	474,555
eBay, Inc.(2)	7,600	271,548
Facebook, Inc., Class A(1)(2)	1,500	253,875
GoDaddy, Inc., Class A(2)	1,460	62,751
MercadoLibre, Inc.(1)	970	279,767
Okta, Inc.(2)	522	11,458
		1,769,974
IT Services — 3.3%
Amdocs Ltd.	2	134
Automatic Data Processing, Inc.	2	238
Cognizant Technology Solutions Corp., Class A(1)	6,669	462,295
Conduent, Inc.(2)	4	66
Convergys Corp.	2,884	69,130
CSRA, Inc.	2	65
DXC Technology Co.	2,028	158,955
Euronet Worldwide, Inc.(2)	800	77,288
Fidelity National Information Services, Inc.	603	55,006
International Business Machines Corp.	6	868
Leidos Holdings, Inc.	10	534
PayPal Holdings, Inc.(2)	1,900	111,245
Travelport Worldwide Ltd.	9,926	141,942
Visa, Inc., Class A(1)	4,900	487,844
		1,565,610
Leisure Products†
Mattel, Inc.	5	100
Life Sciences Tools and Services†
Agilent Technologies, Inc.	5	299
Thermo Fisher Scientific, Inc.	4	702
		1,001
Machinery — 1.8%
Alfa Laval AB	8,467	189,186
Caterpillar, Inc.	8	912
CNH Industrial NV	16,015	185,794
Deere & Co.	4	513
Dover Corp.	3	252
Fortive Corp.	4	259
Ingersoll-Rand plc	4	351
KION Group AG	862	74,829
Parker-Hannifin Corp.	1	166
Pentair plc	3	189
Sandvik AB	14,176	223,514

Stanley Black & Decker, Inc.	2	281
Volvo AB, B Shares	11,482	195,116
		871,362
Media — 0.8%
Comcast Corp., Class A(1)	3,007	121,633
DISH Network Corp., Class A(1)(2)	2,334	149,446
Liberty Media Corp-Liberty Formula One, Class C(2)	13	457
Liberty Media Corp.-Liberty Braves, Class C(2)	1	25
Liberty Media Corp.-Liberty SiriusXM, Class C(2)	3	138
Time Warner, Inc.	6	615
Twenty-First Century Fox, Inc. ADR Class A	6	175
Viacom, Inc., Class B(1)	1,700	59,364
World Wrestling Entertainment, Inc., Class A	3,331	70,484
		402,337
Metals and Mining — 0.3%
Alcoa Corp.	2	73
Freeport-McMoRan, Inc.(2)	19	278
Newmont Mining Corp.	9	335
Nucor Corp.	5	288
Salzgitter AG	2,836	127,290
		128,264
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	15	181
Multi-Utilities†
Ameren Corp.	4	224
CenterPoint Energy, Inc.	7	197
CMS Energy Corp.	4	185
Consolidated Edison, Inc.	5	414
Dominion Energy, Inc.(1)	9	695
DTE Energy Co.	3	321
Public Service Enterprise Group, Inc.	9	405
SCANA Corp.	2	129
Sempra Energy	4	452
WEC Energy Group, Inc.	5	315
		3,337
Multiline Retail†
Kohl's Corp.	3	124
Target Corp.	10	567
		691
Oil, Gas and Consumable Fuels — 0.9%
Anadarko Petroleum Corp.	9	411
Andeavor	2	199
Apache Corp.	6	297
Cheniere Energy, Inc.(2)	4	181
Chevron Corp.	30	3,276
Cimarex Energy Co.	2	198
Concho Resources, Inc.(2)	2	260
ConocoPhillips(1)	818	37,113
Devon Energy Corp.	7	233
Enbridge, Inc.	11	456
Eni SpA	16,421	259,902
EOG Resources, Inc.	8	761
EQT Corp.	3	191

Exxon Mobil Corp.(1)	68	5,443
Hess Corp.	4	178
HollyFrontier Corp.	3	86
Kinder Morgan, Inc.(1)	29	592
Marathon Oil Corp.(1)	11	135
Marathon Petroleum Corp.	8	448
Noble Energy, Inc.	7	202
Occidental Petroleum Corp.	13	805
Parsley Energy, Inc., Class A(2)	1,527	44,711
Phillips 66	9	754
Pioneer Natural Resources Co.	2	326
Valero Energy Corp.	8	552
YPF SA ADR(1)	4,370	88,274
		445,984
Personal Products — 0.2%
Coty, Inc., Class A	26	533
Estee Lauder Cos., Inc. (The), Class A(1)	1,100	108,889
		109,422
Pharmaceuticals†
Allergan plc	4	1,009
Endo International plc(2)	2	22
Johnson & Johnson	39	5,176
Merck & Co., Inc.(1)	40	2,555
Perrigo Co. plc	2	150
Pfizer, Inc.	99	3,283
		12,195
Professional Services — 0.1%
Nielsen Holdings plc	700	30,107
Road and Rail — 0.7%
CSX Corp.	1,439	71,000
Kansas City Southern	2	206
Norfolk Southern Corp.	5	563
Union Pacific Corp.(1)	2,710	279,022
		350,791
Semiconductors and Semiconductor Equipment — 16.2%
Applied Materials, Inc.(1)	8,808	390,282
ASML Holding NV	1,090	165,357
Broadcom Ltd.(1)	4,404	1,086,291
Cavium, Inc.(1)(2)	5,270	326,424
Cypress Semiconductor Corp.	1,900	26,980
Infineon Technologies AG	3,474	75,609
Inphi Corp.(2)	5,200	199,680
Integrated Device Technology, Inc.(2)	11,300	295,382
Intel Corp.(1)	69	2,447
Lam Research Corp.	8,387	1,337,391
Lattice Semiconductor Corp.(2)	35,200	244,992
Maxim Integrated Products, Inc.	9,592	435,860
Microchip Technology, Inc.	3,700	296,148
Micron Technology, Inc.(1)(2)	25,915	728,730
NVIDIA Corp.(1)	309	50,216
ON Semiconductor Corp.(1)(2)	14,351	214,547
Qorvo, Inc.(1)(2)	8,375	574,190
QUALCOMM, Inc.	25	1,330

Skyworks Solutions, Inc.	400	41,948
STMicroelectronics NV	13,305	227,279
Synaptics, Inc.(1)(2)	9,267	487,537
Teradyne, Inc.(1)	14,322	495,398
Xilinx, Inc.	3	190
		7,704,208
Software — 7.8%
Activision Blizzard, Inc.	8	494
Adobe Systems, Inc.(2)	400	58,596
CA, Inc.	5	155
Check Point Software Technologies Ltd.(2)	1,000	105,780
CyberArk Software Ltd.(2)	545	22,716
Dell Technologies, Inc., Class V(2)	3	193
Fortinet, Inc.(1)(2)	5,841	215,591
Microsoft Corp.(1)	1,957	142,274
Nuance Communications, Inc.(1)(2)	50,688	876,902
Oracle Corp. (New York)(1)	9,916	495,106
PTC, Inc.(2)	978	53,976
salesforce.com, Inc.(1)(2)	1,700	154,360
SAP SE	3,015	320,082
Splunk, Inc.(2)	1,000	60,010
Symantec Corp.	11	341
Synopsys, Inc.(1)(2)	7,608	582,545
Tableau Software, Inc., Class A(2)	1,200	77,340
TiVo Corp.(1)	15,359	301,036
Verint Systems, Inc.(1)(2)	4,809	190,677
Zynga, Inc., Class A(2)	12,200	44,042
		3,702,216
Specialty Retail — 0.7%
Best Buy Co., Inc.	5	292
CarMax, Inc.(1)(2)	3,774	250,027
Home Depot, Inc. (The)	665	99,484
Staples, Inc.	11	112
		349,915
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.(1)	5,900	877,507
CPI Card Group, Inc.	7,000	20,650
Electronics For Imaging, Inc.(1)(2)	4,175	202,821
Hewlett Packard Enterprise Co.(1)	5,429	95,062
HP, Inc.	29	554
Logitech International SA	4,675	169,943
NetApp, Inc.(1)	11,965	519,520
Western Digital Corp.(1)	9,889	841,752
Xerox Corp.	5,304	162,674
		2,890,483
Textiles, Apparel and Luxury Goods — 0.3%
adidas AG	666	152,164
PVH Corp.	1	119
		152,283
Tobacco†
Philip Morris International, Inc.	13	1,517
Water Utilities†
American Water Works Co., Inc.	3	243

Wireless Telecommunication Services — 0.9%
PLAY Communications SA(2)	9,993	102,271
T-Mobile US, Inc.(2)	4	247
VEON Ltd. ADR	76,582	313,220
		415,738
TOTAL COMMON STOCKS (Cost $29,853,622)		35,326,068
CLOSED END INVESTMENT COMPANY†
Altaba, Inc.(2) (Cost $493)	15	876
TEMPORARY CASH INVESTMENTS — 18.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,887,773)	8,887,773	8,887,773
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 93.2% (Cost $38,741,888)		44,214,717
SECURITIES SOLD SHORT — (20.5)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (14.8)%
Consumer Discretionary Select Sector SPDR Fund	(2,774)	(253,433)
Consumer Staples Select Sector SPDR Fund	(4,998)	(276,489)
Health Care Select Sector SPDR Fund	(1,992)	(159,141)
Industrial Select Sector SPDR Fund	(2,725)	(186,145)
iShares Russell 1000 Growth ETF	(6,301)	(766,832)
SPDR S&P 500 ETF Trust	(8,385)	(2,069,166)
Technology Select Sector SPDR Fund	(58,158)	(3,324,311)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $6,025,359)		(7,035,517)
COMMON STOCKS SOLD SHORT — (5.7)%
Automobiles — (0.9)%
Tesla, Inc.	(1,400)	(452,858)
Biotechnology — (0.3)%
Intrexon Corp.	(6,600)	(142,494)
Diversified Telecommunication Services — (0.5)%
Zayo Group Holdings, Inc.	(7,200)	(236,088)
Food and Staples Retailing — (0.3)%
Wal-Mart Stores, Inc.	(1,943)	(155,420)
Health Care Equipment and Supplies — (1.0)%
Inovalon Holdings, Inc.	(18,500)	(234,950)
ResMed, Inc.	(3,000)	(231,360)
		(466,310)
Internet and Direct Marketing Retail — (0.5)%
Wayfair, Inc., Class A	(3,400)	(259,590)
Internet Software and Services — (0.4)%
Zillow Group, Inc.	(3,800)	(171,608)
IT Services — (0.8)%
Accenture plc, Class A	(1,796)	(231,361)
International Business Machines Corp.	(900)	(130,203)
		(361,564)
Software — (0.5)%
Ultimate Software Group, Inc. (The)	(1,000)	(225,710)
Textiles, Apparel and Luxury Goods — (0.5)%
NIKE, Inc., Class B	(3,677)	(217,127)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,464,321)		(2,688,769)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,489,680)		(9,724,286)
OTHER ASSETS AND LIABILITIES(3) — 27.3%		12,969,241
TOTAL NET ASSETS — 100.0%		$47,459,672

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	18,000	USD	14,007	Morgan Stanley	9/20/17	441
USD	91,870	CAD	121,000	Morgan Stanley	9/20/17	(5,250)
USD	13,530	CAD	18,000	Morgan Stanley	9/20/17	(918)
USD	12,348	CAD	16,000	Morgan Stanley	9/20/17	(495)
CHF	174,000	USD	180,242	State Street Bank & Trust Co.	8/16/17	(149)
USD	843,314	CHF	815,000	State Street Bank & Trust Co.	8/16/17	(225)
USD	327,266	CHF	311,000	State Street Bank & Trust Co.	8/16/17	5,375
USD	124,613	CHF	120,000	State Street Bank & Trust Co.	8/16/17	411
DKK	445,000	USD	68,715	State Street Bank & Trust Co.	8/16/17	2,174
DKK	99,000	USD	15,567	State Street Bank & Trust Co.	8/16/17	203
DKK	136,000	USD	21,517	State Street Bank & Trust Co.	8/16/17	148
USD	69,265	DKK	445,000	State Street Bank & Trust Co.	8/16/17	(1,624)
USD	383,419	DKK	2,450,000	State Street Bank & Trust Co.	8/16/17	(6,870)
USD	108,010	DKK	687,000	State Street Bank & Trust Co.	8/16/17	(1,430)
EUR	25,000	USD	28,706	State Street Bank & Trust Co.	8/16/17	911
EUR	1,043,000	USD	1,213,668	State Street Bank & Trust Co.	8/16/17	21,930
EUR	90,000	USD	105,216	State Street Bank & Trust Co.	8/16/17	1,404
EUR	197,000	USD	230,231	State Street Bank & Trust Co.	8/16/17	3,147
EUR	296,000	USD	348,145	State Street Bank & Trust Co.	8/16/17	2,514
EUR	76,000	USD	89,955	State Street Bank & Trust Co.	8/16/17	79
EUR	16,000	USD	17,915	Morgan Stanley	9/20/17	1,076
EUR	16,000	USD	18,282	Morgan Stanley	9/20/17	708
EUR	16,000	USD	18,382	Morgan Stanley	9/20/17	608
EUR	14,000	USD	16,243	Morgan Stanley	9/20/17	374
USD	70,890	EUR	62,000	State Street Bank & Trust Co.	8/16/17	(2,559)
USD	3,929,881	EUR	3,437,000	State Street Bank & Trust Co.	8/16/17	(141,788)
USD	91,299	EUR	78,000	State Street Bank & Trust Co.	8/16/17	(1,104)
USD	827,881	EUR	738,000	Morgan Stanley	9/20/17	(48,044)
USD	11,442	EUR	10,000	Morgan Stanley	9/20/17	(427)
GBP	88,000	USD	114,312	State Street Bank & Trust Co.	8/16/17	1,849
USD	86,744	PLN	317,000	Morgan Stanley	9/20/17	(1,414)
USD	12,710	PLN	46,000	Morgan Stanley	9/20/17	(82)
SEK	144,000	USD	17,336	State Street Bank & Trust Co.	8/16/17	513
SEK	1,128,000	USD	139,022	State Street Bank & Trust Co.	8/16/17	797
SEK	3,791,000	USD	469,775	State Street Bank & Trust Co.	8/16/17	133
SEK	545,000	USD	62,800	Morgan Stanley	9/20/17	4,888
USD	107,630	SEK	897,000	State Street Bank & Trust Co.	8/16/17	(3,556)
USD	1,225,440	SEK	10,068,000	State Street Bank & Trust Co.	8/16/17	(22,525)
USD	274,761	SEK	2,260,000	State Street Bank & Trust Co.	8/16/17	(5,374)
USD	295,433	SEK	2,424,000	State Street Bank & Trust Co.	8/16/17	(5,030)
USD	66,445	SEK	545,000	Morgan Stanley	9/20/17	(1,242)
						(200,423)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Amsterdam Exchange Index	August 2017	247,130	(288)
19	Cotation Assistée en Continu 40 Index	August 2017	1,144,853	22,266
1	Deutscher Aktienindex Index	September 2017	358,381	8,418
110	Euro STOXX 50 Index	September 2017	4,488,616	125,362
12	FTSE 100 Index	September 2017	1,157,378	11,634
2	FTSE Milano Italia Borsa Index	September 2017	254,280	854
19	OMX Stockholm 30 Index	August 2017	363,584	11,247
27	S&P 500 E-Mini	September 2017	3,331,800	(48,386)
			11,346,022	131,107

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value ($)
Purchased
Credit Suisse Capital LLC	8,902	Credit Suisse Activist Index**	USD	889,930	104,413
Morgan Stanley Capital Services LLC	22,161	3i Group plc	GBP	205,052	3,070
Morgan Stanley Capital Services LLC	7,358	Accor SA	EUR	297,363	(10,054)
Morgan Stanley Capital Services LLC	1,212	Aeroports de Paris	EUR	167,139	7,375
Morgan Stanley Capital Services LLC	4,328	Airbus SE	EUR	317,793	(14,495)
Morgan Stanley Capital Services LLC	55,232	Allied Irish Banks plc	EUR	271,071	2,743
Morgan Stanley Capital Services LLC	10,821	Ashtead Group plc	GBP	175,093	1,512
Morgan Stanley Capital Services LLC	5,148	Axa SA	EUR	121,709	7,999
Morgan Stanley Capital Services LLC	34,449	B&M European Value Retail SA	GBP	123,942	96
Morgan Stanley Capital Services LLC	22,407	Banco Santander SA	EUR	131,091	(2,046)
Morgan Stanley Capital Services LLC	1,973	BNP Paribas SA	EUR	122,198	8,477
Morgan Stanley Capital Services LLC	4,861	Bunzl plc	GBP	110,256	1,229
Morgan Stanley Capital Services LLC	6,666	Burberry Group plc	GBP	111,264	3,639
Morgan Stanley Capital Services LLC	5,281	Carnival plc	GBP	264,908	7,146
Morgan Stanley Capital Services LLC	8,628	Credit Agricole SA	EUR	123,433	5,521
Morgan Stanley Capital Services LLC	3,904	CRH plc	EUR	130,158	(16,853)
Morgan Stanley Capital Services LLC	3,904	CRH plc	GBP	110,301	(8,714)
Morgan Stanley Capital Services LLC	29,433	DS Smith plc	GBP	141,515	734
Morgan Stanley Capital Services LLC	3,549	Eiffage	EUR	281,447	10,687
Morgan Stanley Capital Services LLC	474	Eurofins Scientific SE	EUR	223,191	(273)
Morgan Stanley Capital Services LLC	3,468	Ferrovial SA	EUR	66,154	(3,414)
Morgan Stanley Capital Services LLC	6,893	IMI plc	GBP	86,399	(4,620)
Morgan Stanley Capital Services LLC	2,337	Imperial Brands plc	GBP	80,539	(10,063)
Morgan Stanley Capital Services LLC	2,571	Intercontinental Hotels Group plc	GBP	109,970	421
Morgan Stanley Capital Services LLC	779	Ipsen SA	EUR	83,593	868
Morgan Stanley Capital Services LLC	210	Kering	EUR	59,655	2,837
Morgan Stanley Capital Services LLC	1,032	LVMH Moet Hennessy Louis Vuitton SE	EUR	220,438	(1,108)
Morgan Stanley Capital Services LLC	18,523	NEX Group plc	GBP	123,478	214
Morgan Stanley Capital Services LLC	50,207	Ocado Group plc	GBP	143,584	9,967
Morgan Stanley Capital Services LLC	2,770	Pernod Ricard SA	EUR	320,695	4,821
Morgan Stanley Capital Services LLC	5,194	Ryanair Holdings plc	EUR	95,421	(3,699)
Morgan Stanley Capital Services LLC	801	Safran SA	EUR	64,714	(830)
Morgan Stanley Capital Services LLC	4,735	Schneider Electric SE	EUR	324,269	(11,968)
Morgan Stanley Capital Services LLC	10,475	Smith & Nephew plc	GBP	140,795	(3,335)
Morgan Stanley Capital Services LLC	779	Thales SA	EUR	75,172	(2,682)
Morgan Stanley Capital Services LLC	3,811	Unilever plc	GBP	167,278	(3,446)
Morgan Stanley Capital Services LLC	1,679	Vinci SA	EUR	114,610	14,833
Morgan Stanley Capital Services LLC	11,427	Vivendi SA	EUR	225,981	(2,800)
Morgan Stanley Capital Services LLC	138,508	Vodafone Group plc	GBP	308,551	(1,411)
Morgan Stanley Capital Services LLC	7,900	Weir Group plc (The)	GBP	147,189	(3,038)
					93,753

*The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

**The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,913,201

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with brokers for securities sold short and derivative instruments.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or at the closing price of the reference entity on the exchange where primarily traded. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	3,201	549,431	—
Banks	1,862,548	916,699	—
Chemicals	1,567,145	650,358	—
Construction Materials	472	168,833	—
Diversified Telecommunication Services	153,421	254,567	—
Electrical Equipment	864	399,054	—
Electronic Equipment, Instruments and Components	99,041	158,487	—
Energy Equipment and Services	311,701	103,372	—
Food Products	91,566	298,089	—
Health Care Equipment and Supplies	1,368,147	135,327	—
Household Durables	224,775	346,713	—
Household Products	3,628	262,231	—
Industrial Conglomerates	4,407	388,489	—
Insurance	9,384	227,787	—
Machinery	2,923	868,439	—
Metals and Mining	974	127,290	—
Oil, Gas and Consumable Fuels	186,082	259,902	—
Semiconductors and Semiconductor Equipment	7,235,963	468,245	—
Software	3,382,134	320,082	—
Technology Hardware, Storage and Peripherals	2,720,540	169,943	—
Textiles, Apparel and Luxury Goods	119	152,164	—
Wireless Telecommunication Services	313,467	102,271	—
Other Industries	8,455,793	—	—
Closed End Investment Company	876	—	—
Temporary Cash Investments	8,887,773	—	—
	36,886,944	7,327,773	—
Other Financial Instruments
Futures Contracts	—	179,781	—
Swap Agreements	—	198,602	—
Forward Foreign Currency Exchange Contracts	—	49,683	—
	—	428,066	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	7,035,517	—	—
Common Stocks	2,688,769	—	—
	9,724,286	—	—
Other Financial Instruments
Futures Contracts	48,386	288	—
Swap Agreements	—	104,849	—
Forward Foreign Currency Exchange Contracts	—	250,106	—
	48,386	355,243	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$38,931,568
Gross tax appreciation of investments	$5,606,862
Gross tax depreciation of investments	(323,713)
Net tax appreciation (depreciation) of investments	5,283,149
Net tax appreciation (depreciation) on securities sold short	(1,260,119)
Net tax appreciation (depreciation)	$4,023,030

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2017

Global Real Estate - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Australia — 5.0%
Charter Hall Group	154,569	641,770
Dexus	118,605	890,012
Goodman Group	240,598	1,532,128
Scentre Group	343,240	1,134,065
Westfield Corp.	63,242	388,559
		4,586,534
Brazil — 0.7%
Iguatemi Empresa de Shopping Centers SA	51,500	604,950
Canada — 2.3%
Brookfield Asset Management, Inc., Class A	18,859	733,485
Chartwell Retirement Residences	28,246	346,859
FirstService Corp.	8,345	537,815
Pure Industrial Real Estate Trust	90,267	461,200
		2,079,359
China — 5.5%
China Lodging Group Ltd. ADR(1)	3,864	393,085
China Overseas Land & Investment Ltd.	262,000	888,897
China Resources Land Ltd.	346,888	1,114,724
China Vanke Co. Ltd., H Shares	268,000	790,879
Country Garden Holdings Co.	470,000	657,090
Longfor Properties Co. Ltd.	397,000	997,227
Shimao Property Holdings Ltd.	119,500	238,364
		5,080,266
France — 3.7%
Gecina SA	11,673	1,763,241
Unibail-Rodamco SE	6,531	1,634,031
		3,397,272
Germany — 3.5%
Deutsche Wohnen AG	81,020	3,211,597
Hong Kong — 7.3%
Cheung Kong Property Holdings Ltd.	274,000	2,218,787
Hang Lung Properties Ltd.	88,000	219,245
Hongkong Land Holdings Ltd.	91,800	690,336
Link REIT	196,500	1,597,500
Sun Hung Kai Properties Ltd.	77,000	1,192,836
Wharf Holdings Ltd. (The)	94,000	799,700
		6,718,404
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	2,143,600	287,980
Japan — 9.3%
Activia Properties, Inc.	189	849,467
Daiwa House REIT Investment Corp.	414	1,025,940
Hulic Reit, Inc.	598	942,198
Mitsubishi Estate Co. Ltd.	56,300	1,024,426
Mitsui Fudosan Co. Ltd.	62,700	1,441,455
Nippon Building Fund, Inc.	104	561,295
Nippon Prologis REIT, Inc.	400	843,576

Orix JREIT, Inc.	332	504,121
Sumitomo Realty & Development Co. Ltd.	44,000	1,334,228
		8,526,706
Philippines — 1.0%
Ayala Land, Inc.	1,070,900	891,356
Singapore — 2.9%
Ascendas Real Estate Investment Trust	380,600	758,307
CapitaLand Ltd.	214,100	582,983
City Developments Ltd.	99,900	830,073
UOL Group Ltd.	80,000	465,779
		2,637,142
Spain — 2.7%
Inmobiliaria Colonial SA	168,176	1,572,587
Merlin Properties Socimi SA	67,855	914,118
		2,486,705
Sweden — 0.8%
Fabege AB	37,937	749,455
Thailand — 0.6%
Central Pattana PCL	273,100	570,386
United Kingdom — 5.3%
British Land Co. plc (The)	84,928	684,090
Safestore Holdings plc	157,558	878,094
Segro plc	386,532	2,687,650
UNITE Group plc (The)	65,988	584,203
		4,834,037
United States — 49.0%
Alexandria Real Estate Equities, Inc.	21,758	2,638,158
American Tower Corp.	12,376	1,687,220
Apartment Investment & Management Co., Class A	19,209	874,970
AvalonBay Communities, Inc.	10,844	2,085,843
CyrusOne, Inc.	11,563	690,427
Digital Realty Trust, Inc.	14,850	1,712,799
Empire State Realty Trust, Inc.	51,801	1,082,123
Equinix, Inc.	1,954	880,726
Essex Property Trust, Inc.	8,249	2,158,763
Extra Space Storage, Inc.	12,003	954,239
GGP, Inc.	46,041	1,040,987
Healthcare Trust of America, Inc., Class A	25,563	781,972
Hilton Worldwide Holdings, Inc.	21,758	1,360,528
MGM Growth Properties LLC, Class A	50,252	1,504,042
Paramount Group, Inc.	94,597	1,548,553
Prologis, Inc.	68,278	4,151,985
Rayonier, Inc.	29,571	859,629
Regency Centers Corp.	36,102	2,390,674
Simon Property Group, Inc.	21,987	3,484,940
Spirit Realty Capital, Inc.	133,305	1,057,109
Starwood Property Trust, Inc.	33,283	733,557
Starwood Waypoint Homes	70,451	2,462,967
Sunstone Hotel Investors, Inc.	41,188	670,541
UDR, Inc.	28,093	1,098,155
Urban Edge Properties	52,325	1,314,927
Ventas, Inc.	31,399	2,114,723
Vornado Realty Trust	21,340	1,693,329

Welltower, Inc.	25,983	1,906,892
		44,940,778
TOTAL COMMON STOCKS (Cost $82,456,154)		91,602,927
RIGHTS — 0.1%
France — 0.1%
Gecina SA(1) (Cost $—)	11,669	34,645
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $270,750), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $265,486)		265,480
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $308,265), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $301,003)		301,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	767	767
TOTAL TEMPORARY CASH INVESTMENTS (Cost $567,247)		567,247
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $83,023,401)		92,204,819
OTHER ASSETS AND LIABILITIES — (0.6)%		(539,343)
TOTAL NET ASSETS — 100.0%		$91,665,476

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	14.8%
Industrial REITs	11.3%
Residential REITs	10.2%
Diversified Real Estate Activities	9.7%
Diversified REITs	9.1%
Office REITs	8.6%
Specialized REITs	8.4%
Real Estate Operating Companies	8.1%
Real Estate Development	7.8%
Health Care REITs	5.2%
Hotel and Resort REITs	2.3%
Hotels, Resorts and Cruise Lines	1.9%
Mortgage REITs	0.8%
Asset Management and Custody Banks	0.8%
Real Estate Services	0.6%
Health Care Facilities	0.4%
Cash and Equivalents*	—
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	44,940,778	—	—
Other Countries	393,085	46,269,064	—
Rights	—	34,645	—
Temporary Cash Investments	767	566,480	—
	45,334,630	46,870,189	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,441,478
Gross tax appreciation of investments	$7,186,399
Gross tax depreciation of investments	(423,058)
Net tax appreciation (depreciation) of investments	$6,763,341

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2017

NT Global Real Estate - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.5%
Australia — 5.0%
Charter Hall Group	728,064	3,022,922
Dexus	558,333	4,189,731
Goodman Group	1,122,199	7,146,163
Scentre Group	1,616,759	5,341,772
Westfield Corp.	294,974	1,812,320
		21,512,908
Brazil — 0.7%
Iguatemi Empresa de Shopping Centers SA	240,300	2,822,707
Canada — 2.3%
Brookfield Asset Management, Inc., Class A	87,962	3,421,117
Chartwell Retirement Residences	132,495	1,627,029
FirstService Corp.	39,144	2,522,736
Pure Industrial Real Estate Trust	424,932	2,171,098
		9,741,980
China — 5.6%
China Lodging Group Ltd. ADR(1)	18,204	1,851,893
China Overseas Land & Investment Ltd.	1,236,000	4,193,425
China Resources Land Ltd.	1,620,000	5,205,869
China Vanke Co. Ltd., H Shares	1,248,800	3,685,261
Country Garden Holdings Co.	2,214,000	3,095,314
Longfor Properties Co. Ltd.	1,870,000	4,697,265
Shimao Property Holdings Ltd.	563,500	1,123,999
		23,853,026
France — 3.7%
Gecina SA	54,741	8,268,788
Unibail-Rodamco SE	30,467	7,622,728
		15,891,516
Germany — 3.5%
Deutsche Wohnen AG	381,583	15,125,781
Hong Kong — 7.3%
Cheung Kong Property Holdings Ltd.	1,293,000	10,470,406
Hang Lung Properties Ltd.	411,000	1,023,975
Hongkong Land Holdings Ltd.	427,400	3,214,048
Link REIT	916,500	7,450,933
Sun Hung Kai Properties Ltd.	358,000	5,545,911
Wharf Holdings Ltd. (The)	438,000	3,726,264
		31,431,537
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	9,998,100	1,343,185
Japan — 9.3%
Activia Properties, Inc.	892	4,009,125
Daiwa House REIT Investment Corp.	1,950	4,832,328
Hulic Reit, Inc.	2,816	4,436,838
Mitsubishi Estate Co. Ltd.	262,500	4,776,407
Mitsui Fudosan Co. Ltd.	292,400	6,722,190
Nippon Building Fund, Inc.	492	2,655,359
Nippon Prologis REIT, Inc.	1,886	3,977,459

Orix JREIT, Inc.	1,544	2,344,465
Sumitomo Realty & Development Co. Ltd.	205,000	6,216,291
		39,970,462
Philippines — 1.0%
Ayala Land, Inc.	5,041,500	4,196,254
Singapore — 2.9%
Ascendas Real Estate Investment Trust	1,772,200	3,530,930
CapitaLand Ltd.	1,009,200	2,747,997
City Developments Ltd.	465,100	3,864,536
UOL Group Ltd.	376,600	2,192,653
		12,336,116
Spain — 2.7%
Inmobiliaria Colonial SA	789,446	7,381,983
Merlin Properties Socimi SA	319,609	4,305,660
		11,687,643
Sweden — 0.8%
Fabege AB	176,946	3,495,614
Thailand — 0.6%
Central Pattana PCL	1,273,800	2,660,409
United Kingdom — 5.3%
British Land Co. plc (The)	401,686	3,235,557
Safestore Holdings plc	742,230	4,136,557
Segro plc	1,819,331	12,650,246
UNITE Group plc (The)	312,212	2,764,068
		22,786,428
United States — 49.5%
Alexandria Real Estate Equities, Inc.	102,679	12,449,829
American Tower Corp.	58,512	7,976,941
Apartment Investment & Management Co., Class A	90,953	4,142,909
AvalonBay Communities, Inc.	51,206	9,849,474
CyrusOne, Inc.	54,044	3,226,967
Digital Realty Trust, Inc.	69,985	8,072,070
Empire State Realty Trust, Inc.	242,539	5,066,640
Equinix, Inc.	9,218	4,154,829
Essex Property Trust, Inc.	38,925	10,186,672
Extra Space Storage, Inc.	56,483	4,490,399
GGP, Inc.	217,850	4,925,589
Healthcare Trust of America, Inc., Class A	120,461	3,684,902
Hilton Worldwide Holdings, Inc.	102,823	6,429,522
MGM Growth Properties LLC, Class A	236,508	7,078,684
Paramount Group, Inc.	445,830	7,298,237
Prologis, Inc.	321,346	19,541,050
Rayonier, Inc.	139,363	4,051,282
Regency Centers Corp.	170,130	11,266,009
Simon Property Group, Inc.	103,358	16,382,243
Spirit Realty Capital, Inc.	621,691	4,930,010
Starwood Property Trust, Inc.	157,111	3,462,726
Starwood Waypoint Homes	333,709	11,666,467
Sunstone Hotel Investors, Inc.	194,777	3,170,970
UDR, Inc.	133,250	5,208,743
Urban Edge Properties	247,529	6,220,404
Ventas, Inc.	148,530	10,003,495
Vornado Realty Trust	100,435	7,969,517

Welltower, Inc.	122,636	9,000,256
		211,906,836
TOTAL COMMON STOCKS (Cost $391,918,528)		430,762,402
RIGHTS†
France†
Gecina SA(1) (Cost $—)	54,740	162,522
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $1,950,830), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $1,912,899)		1,912,853
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,219,508), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $2,174,021)		2,174,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,198	21,198
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,108,051)		4,108,051
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $396,026,579)		435,032,975
OTHER ASSETS AND LIABILITIES — (1.5)%		(6,391,604)
TOTAL NET ASSETS — 100.0%		$428,641,371

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	14.9%
Industrial REITs	11.4%
Residential REITs	10.2%
Diversified Real Estate Activities	9.7%
Diversified REITs	8.9%
Office REITs	8.7%
Specialized REITs	8.5%
Real Estate Operating Companies	8.1%
Real Estate Development	7.9%
Health Care REITs	5.3%
Hotel and Resort REITs	2.4%
Hotels, Resorts and Cruise Lines	1.9%
Mortgage REITs	0.8%
Asset Management and Custody Banks	0.8%
Real Estate Services	0.6%
Health Care Facilities	0.4%
Cash and Equivalents*	(0.5)%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	211,906,836	—	—
Other Countries	1,851,893	217,003,673	—
Rights	—	162,522	—
Temporary Cash Investments	21,198	4,086,853	—
	213,779,927	221,253,048	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$406,479,167
Gross tax appreciation of investments	$31,956,604
Gross tax depreciation of investments	(3,402,796)
Net tax appreciation (depreciation) of investments	$28,553,808

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2017

Real Estate - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Diversified REITs — 4.8%
Empire State Realty Trust, Inc.	776,305	16,217,011
Spirit Realty Capital, Inc.	2,746,672	21,781,109
STORE Capital Corp.	890,531	20,829,520
		58,827,640
Health Care REITs — 10.8%
Healthcare Trust of America, Inc., Class A	784,310	23,992,043
Physicians Realty Trust	391,528	7,290,251
Ventas, Inc.	730,831	49,221,468
Welltower, Inc.	686,855	50,408,289
		130,912,051
Hotel and Resort REITs — 4.8%
Host Hotels & Resorts, Inc.	932,860	17,407,168
MGM Growth Properties LLC, Class A	473,464	14,170,777
Ryman Hospitality Properties, Inc.	167,173	10,463,358
Sunstone Hotel Investors, Inc.	1,043,564	16,989,222
		59,030,525
Hotels, Resorts and Cruise Lines — 1.6%
Hilton Worldwide Holdings, Inc.	308,614	19,297,633
Industrial REITs — 8.8%
Duke Realty Corp.	510,112	14,584,102
Prologis, Inc.	1,303,450	79,262,794
STAG Industrial, Inc.	485,482	13,248,804
		107,095,700
Mortgage REITs — 1.0%
Starwood Property Trust, Inc.	557,540	12,288,182
Office REITs — 12.1%
Alexandria Real Estate Equities, Inc.	377,858	45,815,282
Douglas Emmett, Inc.	538,250	20,593,445
Kilroy Realty Corp.	270,699	18,789,218
Paramount Group, Inc.	1,532,517	25,087,303
Vornado Realty Trust	462,520	36,700,962
		146,986,210
Residential REITs — 17.3%
American Homes 4 Rent, Class A	985,688	22,680,681
Apartment Investment & Management Co., Class A	366,875	16,711,156
AvalonBay Communities, Inc.	238,181	45,814,115
Essex Property Trust, Inc.	154,391	40,404,125
Mid-America Apartment Communities, Inc.	242,049	25,059,333
Starwood Waypoint Homes	916,685	32,047,308
UDR, Inc.	697,832	27,278,253
		209,994,971
Retail REITs — 20.2%
Agree Realty Corp.	314,051	15,441,887
Federal Realty Investment Trust	223,392	29,628,481
GGP, Inc.	1,293,461	29,245,153
Realty Income Corp.	372,278	21,242,183

Regency Centers Corp.	600,327	39,753,654
Simon Property Group, Inc.	557,090	88,298,765
Urban Edge Properties	895,176	22,495,773
		246,105,896
Specialized REITs — 17.4%
American Tower Corp.	179,435	24,462,374
CyrusOne, Inc.	329,422	19,669,788
Digital Realty Trust, Inc.	372,791	42,997,714
Equinix, Inc.	138,669	62,502,278
Extra Space Storage, Inc.	500,750	39,809,625
Public Storage	48,138	9,895,729
Rayonier, Inc.	411,750	11,969,572
		211,307,080
TOTAL COMMON STOCKS (Cost $996,388,421)		1,201,845,888
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $2,827,422), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $2,772,448)		2,772,381
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,216,232), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $3,151,030)		3,151,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	340	340
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,923,721)		5,923,721
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,002,312,142)		1,207,769,609
OTHER ASSETS AND LIABILITIES — 0.7%		8,039,584
TOTAL NET ASSETS — 100.0%		$1,215,809,193

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,201,845,888	—	—
Temporary Cash Investments	340	5,923,381	—
	1,201,846,228	5,923,381	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,029,077,964
Gross tax appreciation of investments	$185,320,559
Gross tax depreciation of investments	(6,628,914)
Net tax appreciation (depreciation) of investments	$178,691,645

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2017